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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      November 15, 2007
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        115
                                        ------------------
Form 13F Information Table Value Total:      137,887
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                   Column 2Column 3  Column 4 Column 5             Column 6 Column 7 Column 8
      Name of Issuer       Title of  Cusip     Value   SHARES/ SH/PRN PUT/  INVSTMT   OTHER   VOTING    AUTH
                            Class             (X$1000) PRN AMT        CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
3M Company                 COM     88579Y101       271     2900SH          SOLE                   2900
AT&T Inc.                  COM     00206R102       107     2533SH          SOLE                   2533
Abbott Laboratories        COM     002824100      1079    20126SH          SOLE                  20126
Aetna Inc.                 COM     00817Y108      4212    77625SH          SOLE                  77625
Alcoa Inc                  COM     013817101      1384    35380SH          SOLE                  35380
Allergan Inc.              COM     018490102      3907    60610SH          SOLE                  60610
Alliant Techsystems Inc    COM     018804104         9       90SH          SOLE                     90
American Intl Group        COM     026874107       154     2283SH          SOLE                   2283
Ametek Inc                 COM     031100100        27      630SH          SOLE                    630
Amphenol Corporation       COM     032095101      3778    95030SH          SOLE                  95030
Anheuser-Busch Co          COM     035229103        11      234SH          SOLE                    234
Anixter Intl               COM     035290105       978    11870SH          SOLE                  11870
Apple Computer Inc.        COM     037833100        30      200SH          SOLE                    200
Arrow Electronics          COM     042735100      2643    62175SH          SOLE                  62175
Automatic Data Processing, COM     053015103        41      900SH          SOLE                    900
Avery Dennison Corp.       COM     053611109        45      800SH          SOLE                    800
BP PLC ADS                 COM     055622104       626     9032SH          SOLE                   9032
BRE Properties Inc.        COM     05564E106        55     1000SH          SOLE                   1000
Bank of America Corp.      COM     060505104      3502    69666SH          SOLE                  69666
Berkshire Hathaway cl B    COM     084670207        67       17SH          SOLE                     17
Boeing Company             COM     097023105      4197    39980SH          SOLE                  39980
Bristol-Myers Squibb       COM     110122108        92     3200SH          SOLE                   3200
Bunge Ltd.                 COM     G16962105        37      350SH          SOLE                    350
Burlington North SF        COM     12189T104         9      123SH          SOLE                    123
CIGNA Corporation          COM     125509109       143     2700SH          SOLE                   2700
Cardinal Health Inc.       COM     14149Y108        28      450SH          SOLE                    450
Cerner Corporation         COM     156782104      3742    62580SH          SOLE                  62580
Chevron Corp               COM     166764100      1773    18948SH          SOLE                  18948
Cisco Systems Inc.         COM     17275R102      4306   129990SH          SOLE                 129990
Citigroup Inc              COM     172967101       204     4375SH          SOLE                   4375
Clorox Company             COM     189054109       134     2200SH          SOLE                   2200
Coca-Cola Company          COM     191216100        89     1550SH          SOLE                   1550
Colgate-Palmolive Co       COM     194162103       127     1788SH          SOLE                   1788
Commscope Inc              COM     203372107      1872    37280SH          SOLE                  37280
ConocoPhillips             COM     20825C104      4785    54524SH          SOLE                  54524
Costco Wholesale Corp      COM     22160K105       142     2330SH          SOLE                   2330
Dell Inc                   COM     24702R101        44     1600SH          SOLE                   1600
Digital Music Group Inc    COM     25388x106        15     6164SH          SOLE                   6164
Discover Financial ServicesCOM     254709108        31     1500SH          SOLE                   1500
DuPont de Nemour           COM     263534109       446     9000SH          SOLE                   9000
EMC Corporation            COM     268648102        83     4000SH          SOLE                   4000
Eli Lilly                  COM     532457108      2358    41425SH          SOLE                  41425
Energen Corporation        COM     29265N108      3768    65975SH          SOLE                  65975
Energizer Holdings I       COM     29266R108        22      200SH          SOLE                    200
Esterline Technologies     COM     297425100      1799    31545SH          SOLE                  31545
Exxon Mobil Corporati      COM     30231G102      2116    22861SH          SOLE                  22861
FLIR Systems               COM     302445101      1105    19950SH          SOLE                  19950
Fed National Mtg Assg      COM     313586109        36      600SH          SOLE                    600
Federal Home Ln Mtg        COM     313400301        61     1050SH          SOLE                   1050
Fortune Brands             COM     349631101      2494    30610SH          SOLE                  30610
Gap Inc.                   COM     364760108        58     3150SH          SOLE                   3150
General Electric Co        COM     369604103      1603    38736SH          SOLE                  38736
Genzyme Corp.              COM     372917104      2699    43570SH          SOLE                  43570
Gilead Sciences            COM     375558103      3194    78170SH          SOLE                  78170
Goldman Sachs Group Inc    COM     38141G104      1572     7255SH          SOLE                   7255
Granite Construction       COM     387328107        26      500SH          SOLE                    500
HCP Inc Com                COM     40414L109        25      780SH          SOLE                    780
Healthsouth Corp           COM     421924101        17      977SH          SOLE                    977
Hershey Foods Corp.        COM     427866108        46     1000SH          SOLE                   1000
Hewlett-Packard Co         COM     428236103       129     2594SH          SOLE                   2594
Home Depot Inc.            COM     437076102        42     1300SH          SOLE                   1300
Humana                     COM     444859102      3382    48410SH          SOLE                  48410
IBM Corp                   COM     459200101       100      850SH          SOLE                    850
Illinois Tool Works        COM     452308109       119     2000SH          SOLE                   2000
Intel Corporation          COM     458140100       244     9444SH          SOLE                   9444
JPMorgan Chase & Co        COM     46625H100       618    13492SH          SOLE                  13492
Johnson & Johnson          COM     478160104      1404    21375SH          SOLE                  21375
Kimberly-Clark Corp.       COM     494368103       122     1750SH          SOLE                   1750
Lam Research Corporat      COM     512807108      4136    77660SH          SOLE                  77660
Lincoln Electric Hold      COM     533900106      1988    25625SH          SOLE                  25625
Manitowoc Company Inc      COM     563571108      3562    80450SH          SOLE                  80450
Manulife Financial Co      COM     56501R106        66     1600SH          SOLE                   1600
Maxim Integrated Prod      COM     57772K101      1530    52140SH          SOLE                  52140
Medtronic Inc.             COM     585055106        67     1200SH          SOLE                   1200
Merck & Co. Inc.           COM     589331107       842    16302SH          SOLE                  16302
Merrill Lynch & Co.        COM     590188108        42      600SH          SOLE                    600
MetLife Inc.               COM     59156R108      3685    52860SH          SOLE                  52860
Microsoft Corporation      COM     594918104       126     4300SH          SOLE                   4300
Morgan Stanley             COM     617446448       189     3000SH          SOLE                   3000
Motorola Inc.              COM     620076109        46     2510SH          SOLE                   2510
NVIDIA Corp                COM     67066G104      1949    53781SH          SOLE                  53781
Norfolk Southern Corp.     COM     655844108      2595    50005SH          SOLE                  50005
Occidental Petroleum       COM     674599105      2106    32873SH          SOLE                  32873
Oil States Inter Inc       COM     678026105      3401    70430SH          SOLE                  70430
Oshkosh Truck Corpora      COM     688239201      3578    57745SH          SOLE                  57745
PepsiCo Inc.               COM     713448108      3895    53175SH          SOLE                  53175
Pfizer Inc.                COM     717081103        91     3755SH          SOLE                   3755
Precision Castparts        COM     740189105      2230    15070SH          SOLE                  15070
Procter & Gamble Co.       COM     742718109       836    11887SH          SOLE                  11887
Ralcorp                    COM     751028101      2768    49590SH          SOLE                  49590
Schering-Plough Corp.      COM     806605101      3870   122370SH          SOLE                 122370
Smith Intl.                COM     832110100      1738    24350SH          SOLE                  24350
Sprint Nextel Co.          COM     852061100        48     2535SH          SOLE                   2535
Staples Inc.               COM     855030102      1977    92000SH          SOLE                  92000
Superior Energy Services   COM     868157108      2328    65690SH          SOLE                  65690
Symantec Corporation       COM     871503108      2535   130850SH          SOLE                 130850
Sysco Corporation          COM     871829107        42     1200SH          SOLE                   1200
T Rowe Price Group Inc     COM     74144T108       296     5332SH          SOLE                   5332
Target Corporation         COM     87612E106      3552    55890SH          SOLE                  55890
Texas Instruments          COM     882508104      2750    75160SH          SOLE                  75160
Trimble Navigation Lt      COM     896239100        29      750SH          SOLE                    750
Trinity Industries I       COM     896522109        19      520SH          SOLE                    520
United Technologies        COM     913017109       209     2600SH          SOLE                   2600
Unitedhealth Group, Inc.   COM     91324p102        82     1700SH          SOLE                   1700
Valero Energy Corp.        COM     91913Y100      1770    26356SH          SOLE                  26356
Vodafone Group PLC ADS     COM     92857W209       102     2827SH          SOLE                   2827
Wal-Mart Stores Inc.       COM     931142103        14      340SH          SOLE                    340
Walgreen Company           COM     931422109       151     3200SH          SOLE                   3200
Walt Disney Company        COM     254687106        41     1200SH          SOLE                   1200
Weingarten Rlty Inv        COM     948741103        46     1120SH          SOLE                   1120
WestAmerica Bancorp.       COM     957090103        39      800SH          SOLE                    800
Whole Foods Market Inc     COM     966837106        19      400SH          SOLE                    400
Wyeth                      COM     983024100       200     4500SH          SOLE                   4500
XTO Energy Inc             COM     98385X106      1852    29957SH          SOLE                  29957
Zimmer Holdings Inc        COM     98956P102        14      180SH          SOLE                    180
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